SUBSEQUENT EVENTS (Details Narrative 2) (USD $)	1 Months Ended	6 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Feb. 28, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013	Mar. 08, 2013	Mar. 06, 2013	Mar. 01, 2013
Subsequent Events [Abstract]
Annual salary of CFO					$ 75,000
Ten year option to CFO					500,000
Ten year option to CFO, exercise price per share					$ 0.50
Base salary of CTO and President											195,000
Five year stock option granted to CTO and President											(1,000,000)
Base salary of COO											185,000
Five year option granted to COO											(500,000)
Five year stock options granted to directors									(100,000)
Options vesting, first and second anniversary									33.00%
Options vesting, third anniversary									34.00%
Revenue generated from sale of two real estate properties	440,000	1,052,320				576,477	576,477	1,628,797
Consideration for assets and assigned agreements										10,000
Additional services, billing per hour										350
Base rent of office lease										$ 4,774